American Century International Bond Funds
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century World Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

ALL FUNDS EXCEPT  INTERNATIONAL  DISCOVERY,  INTERNATIONAL  OPPORTUNITIES,  LIFE
SCIENCES,  NEW OPPORTUNITIES II, NEWTON, NT EMERGING MARKETS,  NT EQUITY GROWTH,
NT GROWTH, NT INTERNATIONAL GROWTH, NT SMALL COMPANY, NT VISTA AND VEEDOT

Supplement  dated August 1, 2006 *  Prospectuses  dated March 1, 2006,  April 1,
2006 and May 1, 2006

ALL REFERENCES TO "QUALIFIED RETIREMENT PLANS" SHOULD BE REPLACED WITH
"EMPLOYER-SPONSORED RETIREMENT PLANS."

B CLASS SHARES ARE NO LONGER AVAILABLE FOR PURCHASE THROUGH EMPLOYER-SPONSORED
RETIREMENT PLANS. HOWEVER, INVESTORS IN SIMPLE IRAS, SEP IRAS AND SARSEP PLANS
ESTABLISHED PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES.

R CLASS SHARES ARE ONLY AVAILABLE FOR PURCHASE THROUGH EMPLOYER-SPONSORED
RETIREMENT PLANS. HOWEVER, INVESTORS WITH ACCOUNTS ESTABLISHED PRIOR TO AUGUST
1, 2006, MAY MAKE ADDITIONAL PURCHASES.

THE FOLLOWING SENTENCE IS ADDED AS THE LAST SENTENCE TO THE FIRST PARAGRAPH
UNDER INVESTING THROUGH A FINANCIAL INTERMEDIARY.

For more information regarding employer-sponsored retirement plan types, please see BUYING AND SELLING FUND SHARES in the statement of additional information.

FOR FUNDS WITH AN A CLASS OF SHARES, THE FOLLOWING REPLACES THE SECOND AND
FOURTH BULLETS, RESPECTIVELY, UNDER WAIVERS FOR CERTAIN INVESTORS.

*  Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century.

*  Employer-sponsored retirement plan purchases. For plans under $1 million in assets, purchases with sales charges are allowed, but may be subject to the retirement plan recordkeeper's policies. Refer to BUYING AND SELLING FUND
   SHARES in the statement of additional information.

THE FOLLOWING REPLACES THE SECTION MINIMUM INITIAL INVESTMENT AMOUNTS.

MINIMUM INITIAL INVESTMENT AMOUNTS (OTHER THAN INSTITUTIONAL CLASS)

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See
INVESTING THROUGH A FINANCIAL INTERMEDIARY for more information.

--------------------------------------------------------------------------------
Broker-dealer sponsored wrap program                                  No minimum
accounts and/or fee-based accounts
--------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)                            $2,000(1)
--------------------------------------------------------------------------------
Employer-sponsored retirement plans                                   No minimum
--------------------------------------------------------------------------------

(1)  THE MINIMUM INITIAL INVESTMENT FOR FINANCIAL INTERMEDIARIES IS $250.
     FINANCIAL INTERMEDIARIES MAY HAVE DIFFERENT MINIMUMS FOR THEIR CLIENTS.

SUBSEQUENT PURCHASES

There is a $50 minimum for subsequent purchases. See WAYS TO MANAGE YOUR ACCOUNT for more information about making additional investments directly with American
Century. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-50395 0608

American Century World Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

LIFE SCIENCES FUND

Supplement dated August 1, 2006 * Prospectus dated April 1, 2006

ALL REFERENCES TO "QUALIFIED RETIREMENT PLANS" SHOULD BE REPLACED WITH
"EMPLOYER-SPONSORED RETIREMENT PLANS."

THE FOLLOWING REPLACES THE CHART ANNUAL FUND OPERATING EXPENSES ON PAGE 5.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                               DISTRIBUTION                    TOTAL ANNUAL
                 MANAGEMENT    AND SERVICE       OTHER         FUND OPERATING
                 FEE(1)(2)     (12B-1) FEES(3)   EXPENSES(4)   EXPENSES
--------------------------------------------------------------------------------
Investor         1.35%         None              0.00%         1.35%
Class
--------------------------------------------------------------------------------
Institutional    1.15%         None              0.00%         1.15%
Class
--------------------------------------------------------------------------------
C Class          1.35%         1.00%             0.00%         2.35%
--------------------------------------------------------------------------------
Advisor          1.10%         0.50%             0.00%         1.60%
Class
--------------------------------------------------------------------------------

(1)  THE FUND PAYS THE ADVISOR A SINGLE, UNIFIED MANAGEMENT FEE FOR
     ARRANGING ALL SERVICES NECESSARY FOR THE FUND TO OPERATE. THE FEE SHOWN IS
     BASED ON ASSETS DURING THE FUND'S MOST RECENT FISCAL YEAR. THE FUND HAS A
     STEPPED FEE SCHEDULE. AS A RESULT, THE FUND'S UNIFIED MANAGEMENT FEE RATE
     GENERALLY DECREASES AS STRATEGY ASSETS INCREASE AND INCREASES AS STRATEGY
     ASSETS DECREASE. FOR MORE INFORMATION ABOUT THE UNIFIED MANAGEMENT FEE,
     INCLUDING AN EXPLANATION OF STRATEGY ASSETS, SEE The Investment Advisor
     UNDER Management.

(2)  THE EXPENSE INFORMATION HAS BEEN RESTATED TO REFLECT THE CURRENT
     MANAGEMENT FEE AMOUNT, WHICH WAS REDUCED EFFECTIVE AUGUST 1, 2006.

(3)  THE 12B-1 FEE IS DESIGNED TO PERMIT INVESTORS TO PURCHASE SHARES
     THROUGH BROKER-DEALERS, BANKS, INSURANCE COMPANIES AND OTHER FINANCIAL
     INTERMEDIARIES. THE FEE MAY BE USED TO COMPENSATE SUCH FINANCIAL
     INTERMEDIARIES FOR DISTRIBUTION AND OTHER SHAREHOLDER SERVICES. IN
     ADDITION, HALF OF THE ADVISOR CLASS 12B-1 FEE (0.25%) IS FOR ONGOING
     RECORDKEEPING AND ADMINISTRATIVE SERVICES PROVIDED BY FINANCIAL
     INTERMEDIARIES, WHICH WOULD OTHERWISE BE PAID BY THE ADVISOR OUT OF THE
     UNIFIED MANAGEMENT FEE. THE ADVISOR HAS REDUCED ITS UNIFIED MANAGEMENT FEE
     FOR ADVISOR CLASS SHARES, BUT THE FEE FOR CORE INVESTMENT ADVISORY SERVICES
     IS THE SAME FOR ALL CLASSES. FOR MORE INFORMATION, SEE Multiple Class
     Information and Service, Distribution and Administrative Fees, PAGE 24.

(4)  OTHER EXPENSES, WHICH INCLUDE THE FEES AND EXPENSES OF THE FUND'S
     INDEPENDENT DIRECTORS AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST, WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

THE FOLLOWING REPLACES THE EXAMPLE CHART ON PAGE 6.

                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Investor               $137           $426            $736            $1,614
Class
--------------------------------------------------------------------------------
Institutional          $117           $364            $630            $1,390
Class
--------------------------------------------------------------------------------
C Class                $236           $727            $1,244          $2,657
--------------------------------------------------------------------------------
Advisor                $162           $502            $866            $1,886
Class
--------------------------------------------------------------------------------

THE FOLLOWING SENTENCE IS ADDED AS THE LAST SENTENCE TO THE FIRST PARAGRAPH
UNDER INVESTING THROUGH A FINANCIAL INTERMEDIARY.

For more information regarding employer-sponsored retirement plan types, please see BUYING AND SELLING FUND SHARES in the statement of additional information.

THE FOLLOWING REPLACES THE SECTION MINIMUM INITIAL INVESTMENT AMOUNTS.

MINIMUM INITIAL INVESTMENT AMOUNTS (OTHER THAN INSTITUTIONAL CLASS)

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See
INVESTING THROUGH A FINANCIAL INTERMEDIARY for more information.

--------------------------------------------------------------------------------
Broker-dealer sponsored wrap program                                  No minimum
accounts and/or fee-based accounts
--------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)                            $2,000(1)
--------------------------------------------------------------------------------
Employer-sponsored retirement plans                                   No minimum
--------------------------------------------------------------------------------

(1)  THE MINIMUM INITIAL INVESTMENT FOR FINANCIAL INTERMEDIARIES IS $250.
     FINANCIAL INTERMEDIARIES MAY HAVE DIFFERENT MINIMUMS FOR THEIR CLIENTS.

SUBSEQUENT PURCHASES

There is a $50 minimum for subsequent purchases. See WAYS TO MANAGE YOUR ACCOUNT for more information about making additional investments directly with American
Century. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-50404 0608

American Century World Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

INTERNATIONAL DISCOVERY FUND * INTERNATIONAL OPPORTUNITIES FUND

Supplement dated August 1, 2006 * Prospectus dated April 1, 2006

ALL REFERENCES TO "QUALIFIED RETIREMENT PLANS" SHOULD BE REPLACED WITH
"EMPLOYER-SPONSORED RETIREMENT PLANS."

THE FOLLOWING SENTENCE IS ADDED AS THE LAST SENTENCE TO THE FIRST PARAGRAPH
UNDER INVESTING THROUGH A FINANCIAL INTERMEDIARY.

For more information regarding employer-sponsored retirement plan types, please see BUYING AND SELLING FUND SHARES in the statement of additional information.

THE FOLLOWING REPLACES THE SECTION MINIMUM INITIAL INVESTMENT AMOUNTS.

MINIMUM INITIAL INVESTMENT AMOUNTS (OTHER THAN INSTITUTIONAL CLASS)

Unless otherwise specified below, the minimum initial investment amount to open an account is $10,000. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See
INVESTING THROUGH A FINANCIAL INTERMEDIARY for more information.

--------------------------------------------------------------------------------
Broker-dealer sponsored wrap program                               No minimum
accounts and/or fee-based accounts
--------------------------------------------------------------------------------
Coverdell Education Savings Account (CESA)                         $10,000(1)(2)
--------------------------------------------------------------------------------
Employer-sponsored retirement plans                                No minimum
--------------------------------------------------------------------------------

(1)  THE MINIMUM INITIAL INVESTMENT FOR FINANCIAL INTERMEDIARIES IS $250.
     FINANCIAL INTERMEDIARIES MAY HAVE DIFFERENT MINIMUMS FOR THEIR CLIENTS.

(2)  TO ESTABLISH A CESA, YOU MUST EXCHANGE FROM ANOTHER AMERICAN CENTURY
     CESA OR ROLL OVER A MINIMUM OF $10,000 IN ORDER TO MEET THE FUND'S MINIMUM.

SUBSEQUENT PURCHASES

There is a $50 minimum for subsequent purchases. See WAYS TO MANAGE YOUR ACCOUNT for more information about making additional investments directly with American
Century. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-50403 0608

American Century World Mutual Funds, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

Supplement dated August 1, 2006 * Statement of Additional  Information dated May
1, 2006

ALL REFERENCES TO "QUALIFIED RETIREMENT PLANS" SHOULD BE REPLACED WITH
"EMPLOYER-SPONSORED RETIREMENT PLANS".

THE ENTRY FOR CHARLES C.S. PARK IN THE OFFICERS TABLE ON PAGE 21 IS DELETED. THE
FOLLOWING REPLACES THE ENTRY FOR MARYANNE ROEPKE ON PAGE 20.

MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUNDS: Chief Compliance Officer, Senior Vice President,
Treasurer and Chief Financial Officer

FIRST YEAR OF SERVICE: 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACIM,
ACGIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to present). Also serves as: Senior Vice President, ACS; Assistant Treasurer,
ACIM, ACGIM, ACS, ACIS and other ACC subsidiaries

THE FOLLOWING REPLACES THE ENTRY FOR LIFE SCIENCES IN THE MANAGEMENT FEE CHART
ON PAGE 38.

--------------------------------------------------------------------------------
Life Sciences           Investor and C           1.35% of first $250 million
                                                 1.25% of the next $250 million
                                                 1.15% of the next $250 million
                                                 1.10% over $750 million
                       ---------------------------------------------------------
                        Institutional            1.15% of first $250 million
                                                 1.05% of the next $250 million
                                                 0.95% of the next $250 million
                                                 0.90% over $750 million
                       ---------------------------------------------------------
                        Advisor                  1.10% of first $250 million
                                                 1.00% of the next $250 million
                                                 0.90% of the next $250 million
                                                 0.85% over $750 million
--------------------------------------------------------------------------------

PORTFOLIO MANAGER MICHAEL PERELSTEIN LEFT AMERICAN CENTURY ON JUNE 30, 2006. HIS
ENTRIES UNDER OTHER ACCOUNTS MANAGED ON PAGE 42 AND OWNERSHIP OF SECURITIES ON
PAGE 45 ARE DELETED.

THE FOLLOWING ENTRIES ARE ADDED TO THE OTHER ACCOUNTS MANAGED TABLE BEGINNING ON
PAGE 41.

OTHER ACCOUNTS MANAGED (AS OF JULY 7, 2006)
                                                                    OTHER
                                                                    ACCOUNTS
                                                                    (E.G.,
                                     REGISTERED       OTHER         SEPARATE
                                     INVESTMENT       POOLED        ACCOUNTS
                                     COMPANIES        INVESTMENT    AND
                                     (E.G., OTHER     VEHICLES      CORPORATE
                                     AMERICAN         (E.G.,        ACCOUNTS
                                     CENTURY          COMMINGLED    INCLUDING
                                     FUNDS AND        TRUSTS AND    INCUBATION
                                     AMERICAN         529           STRATEGIES
                                     CENTURY -        EDUCATION     AND
                                     SUBADVISED       SAVINGS       CORPORATE
                                     FUNDS)           PLANS)        MONEY)
--------------------------------------------------------------------------------
International Growth
--------------------------------------------------------------------------------
Alexander         Number of Other    4                1             1
Tedder            Accounts Managed
                  --------------------------------------------------------------
                  Assets in Other    $1,170,489,562   $43,027,104   $217,299,418
                  Accounts Managed
--------------------------------------------------------------------------------
International Stock
--------------------------------------------------------------------------------
Alexander         Number of Other    4                1             1
Tedder            Accounts Managed
                  --------------------------------------------------------------
                  Assets in Other    $3,734,300,685   $43,027,104   $217,299,418
                  Accounts Managed
--------------------------------------------------------------------------------
NT International Growth
--------------------------------------------------------------------------------
Alexander         Number of Other    4                1             1
Tedder            Accounts Managed
                  --------------------------------------------------------------
                  Assets in Other    $3,765,937,181   $43,027,104   $217,299,418
                  Accounts Managed
--------------------------------------------------------------------------------

THE FOLLOWING ENTRIES ARE ADDED TO THE OWNERSHIP OF SECURITIES TABLE BEGINNING
ON PAGE 45.

OWNERSHIP OF SECURITIES (AS OF JULY 7, 2006)
--------------------------------------------------------------------------------
                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
International Growth
  Alexander Tedder                    A
--------------------------------------------------------------------------------
International Stock
  Alexander Tedder                    A
--------------------------------------------------------------------------------
NT International Growth
  Alexander Tedder                    A
--------------------------------------------------------------------------------

THE FOLLOWING IS ADDED AT THE END OF THE SECTION BUYING AND SELLING FUND SHARES
ON PAGE 61.

American Century considers employer-sponsored retirement plans to include the following:

* 401(a) plans                               * 457 plans
* pension plans                              * KEOGH plans
* profit sharing plans                       * employer-sponsored 403(b) plans (including self-directed)
* 401k plans                                 * nonqualified deferred compensation plans
* money purchase plans                       * nonqualified excess benefit plans
* target benefit plans                       * nonqualified retirement plans
* Taft-Hartley multi-employer pension plans  * SIMPLE IRAs
* SERP and "Top Hat" plans                   * SEP IRAs
* ERISA trusts                               * SARSEP
* employee benefit trusts

Traditional and Roth IRAs are not considered employer-sponsored retirement plans. The following table indicates the types of shares that may be purchased through employer-sponsored retirement plans, Traditional IRAs and Roth IRAs.

                                                                   TRADITIONAL
                                             EMPLOYER-SPONSORED    AND ROTH
                                             RETIREMENT PLANS      IRAS
--------------------------------------------------------------------------------
A Class Shares may be purchased @NAV(1)      Yes                   Yes
--------------------------------------------------------------------------------
A Class shares may be purchased with         Yes, for plans        Yes
dealer concessions and sales charge          under $1 million
--------------------------------------------------------------------------------
B Class shares may be purchased(2)           No(3)                 Yes
--------------------------------------------------------------------------------
C Class shares may be purchased              Yes, for plans        Yes
with dealer concessions and CDSC(2)          under $1 million
--------------------------------------------------------------------------------
C Class shares may be purchased with         Yes                   No
no dealer concessions and CDSC(1) (2)
--------------------------------------------------------------------------------
Institutional Class shares may be purchased  Yes                   Yes
--------------------------------------------------------------------------------
Investor Class shares may be purchased       Yes                   Yes
--------------------------------------------------------------------------------
Advisor Class shares may be purchased        Yes                   Yes
--------------------------------------------------------------------------------
R Class shares may be purchased              Yes                   No(4)
--------------------------------------------------------------------------------

(1)  REFER TO THE PROSPECTUS REGARDING SALES CHARGES AND CDSC WAIVERS.

(2)  REFER TO THE PROSPECTUS FOR MAXIMUM PURCHASE REQUIREMENTS.

(3)  SIMPLE IRA PLANS, SEP IRA PLANS AND SARSEP PLANS ESTABLISHED PRIOR TO
     AUGUST 1, 2006, MAY MAKE ADDITIONAL PURCHASES.

(4)  ACCOUNTS ESTABLISHED PRIOR TO AUGUST 1, 2006, MAY MAKE ADDITIONAL
     PURCHASES.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-50417 0608